Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Share (Parentheticals) - PHOENIX BIOTECH ACQUISITION CORP. [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share [Line Items]
Diluted net income per share	$ (0.39)	$ (0.03)
Class B Common Stock [Member]
Schedule of Basic and Diluted Net Income Per Share [Line Items]
Diluted net income per share	$ (0.39)	$ (0.03)